Concentrations	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2024 and 2025 cash, cash equivalents and restricted cash balances in the PRC was $4,404,100 and $517,338 respectively, which were primarily deposited in financial institutions located in PRC, and each bank account is insured by the government authority with the maximum limit of RMB500,000 ($70,235). To limit exposure to credit risk relating to deposits, the Group primarily place cash and cash equivalent deposits with large financial institutions in PRC which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2024 and 2025.

	As of September 30,
	2024		2025
Customer	Amount	% of Total	Amount	% of Total
A	$2,850,542	37%	$2,774,919	24%
B	2,484,807	32%	2,727,840	24%
C	*	*	2,457,178	21%
D	*	*	2,000,910	17%
E	948,763	12%	*	*
Total	$6,284,112	81%	$9,960,847	86%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2024 and 2025.

	As of September 30,
	2024			2025
Customer	Amount		% of Total	Amount	% of Total
F	$	*	*	$73,873	46%
G		18,525	13	*	*
H		15,946	11%	*	*
Total		$34,471	24%	$73,873	46%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2023, 2024 and 2025.

	Year Ended September 30,
	2023		2024		2025
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total
B	$4,216,099	46%	$6,467,334	35%	$5,672,019	28%
C	*	*	2,356,151	13%	5,039,935	25%
A	1,343,552	15%	4,541,215	25%	3,678,219	18%
D	*	*	*	*	2,257,601	11%
I	2,148,896	23%	1,842,882	10%	*	*
Total	$7,708,547	84%	$15,207,582	83%	$16,647,774	82%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2024 and 2025.

	As of September 30,
	2024			2025
Supplier	Amount		% of Total	Amount	% of Total
A	$	*	*	$121,432	43%
B		48,903	26%	48,206	17%
C		44,630	23%	*	*
D		33,275	17%	*	*
Total		$126,808	66%	$169,638	60%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2024 and 2025.

	As of September 30,
	2024			2025
Supplier	Amount		% of Total	Amount	% of Total
E	$	*	*	$2,250,346	24%
F		*	*	1,506,456	16%
G		1,644,050	10%	1,429,760	15%
H		4,209,185	25%	1,350,234	15%
I		*	*	1,316,705	14%
J		*	*	1,263,047	14%
K		5,479,056	32%	*	*
L		3,938,938	23%	*	*
Total		$15,271,229	90%	$9,116,548	98%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2023, 2024 and 2025.

	Year Ended September 30,
	2023			2024		2025
Customer	Amount		% of Total	Amount	% of Total	Amount	% of Total
H	$	*	*	$3,753,908	23%	$4,411,512	23%
F		*	*	*	*	3,940,307	21%
E		*	*	*	*	3,175,210	17%
G		*	*	*	*	3,132,792	16%
L		*	*	4,320,180	27%	*	*
K		2,526,308	30%	4,112,854	25%	*	*
M		1,884,765	22%	2,099,064	13%	*	*
Total		$4,411,073	52%	$14,286,006	88%	$14,659,821	77%

*	The percentage is below 10%